Balance Sheets (FY) (Parentheticals) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Preference stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference stock, shares authorized	5,000,000	5,000,000
Preference stock, shares issued
Preference stock, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption of par value (in Dollars)	$ 10.00	$ 10.00
Ordinary shares subject to possible redemption	34,500,000
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	500,000,000	500,000,000
Ordinary stock, shares issued
Ordinary stock, shares outstanding
Class B Ordinary Shares
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	50,000,000	50,000,000
Ordinary stock, shares issued	8,625,000
Ordinary stock, shares outstanding	8,625,000